Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading
BBH INTERMEDIATE MUNICIPAL BOND FUND SUMMARY

Investment Objective, Heading	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the BBH Intermediate Municipal Bond Fund (the “Fund”) is to protect investor's capital and generate attractive risk-adjusted returns.
Expense, Heading	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold the Fund's Class N and Class I shares.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Footnotes	rr_ExpenseFootnotesTextBlock
The investment adviser has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to 0.65% for Class N shares and 0.50% for Class I shares through March 1, 2016 (the “Expense Limitation Agreement”). The Expense Limitation Agreement may only be terminated during its term with approval of the Fund's Board of Trustees (the “Board”).

Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund's Class N and Class I shares to the cost of investing in other mutual funds. This example gives effect to the Expense Limitation Agreement for 1 year and the first year of the 3, 5 and 10 year calculations. The example assumes that you invest $10,000 in the Fund's Class N and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Class N and Class I shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by applying bottom-up fundamental analysis and investing in a long-term, tax-aware manner. The Fund aims to implement the strategy by investing primarily in a diversified portfolio of investment grade municipal bonds rated in the four highest credit ratings categories (AAA to BBB, or equivalent) at the time of purchase by at least one nationally recognized credit rating agency, or, if unrated, deemed to be of comparable quality by the investment adviser. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that pay interest that is generally excludable from gross income for federal income tax purposes (except that the interest paid by certain municipal securities may be includable in taxable income for purposes of the federal alternative minimum tax). There can be no assurance that the Fund will achieve its investment objective.

The Fund may invest in fixed-, variable- or floating-rate municipal securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. These may include general obligation bonds, which typically are backed by the issuer's ability to levy taxes, and revenue bonds, which typically are backed by a stream of revenue from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Municipal securities also include auction rate municipal securities.

The Fund may also invest up to 20% of its total assets in securities that are not municipal securities, if, in the opinion of the investment adviser, these securities will enhance after-tax returns for Fund investors. Non-municipal securities investments may include notes and bonds issued by domestic and foreign corporations and financial institutions and the U.S. Government, U.S. Government agencies and U.S. Government-guaranteed issuers. In addition, the Fund may purchase asset-backed securities, mortgage backed securities, auction rate securities and other sovereign debt when the investment adviser believes that the additional returns from these securities justify the risk of allocations to these asset classes. Under normal circumstances, the Fund expects the portfolio's dollar weighted average maturity to be between 3 and 10 years.

The Fund may invest in money market instruments, repurchase agreements and derivative instruments, including futures, swaps and options, to hedge its investments or to seek to enhance returns.

Where the investment adviser feels there is a limited supply of appropriate investments, the Fund may invest more than 25% of total assets in municipal obligations relating to similar types of projects or with other similar economic, business, or political characteristics (such as bonds of airport facilities or healthcare providers). The Fund may invest more than 25% of its total assets in municipal securities whose issuers are located in any one state.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that pay interest that is generally excludable from gross income for federal income tax purposes (except that the interest paid by certain municipal securities may be includable in taxable income for purposes of the federal alternative minimum tax). There can be no assurance that the Fund will achieve its investment objective.

Risk, Heading	rr_RiskHeading

PRINCIPAL RISKS OF THE FUND

Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed in alphabetical order and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund.

Auction Rate Securities Risk:

The auction rate municipal securities the Fund will purchase will typically have a long-term nominal maturity for which the interest rate is regularly reset through a “dutch” auction. The interest rate set by the auction is the lowest interest rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities which may adversely affect the liquidity and price of auction rate securities. Moreover, between auctions, there may be no secondary market for these securities, and sales conducted on a secondary market may not be on terms favorable to the seller. Thus, with respect to liquidity and price stability, auction rate securities may differ substantially from cash equivalents, notwithstanding the frequency of auctions and the credit quality of the security.

Call Risk:

If the securities in which the Fund invests are redeemed by the issuer before maturity the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund's yield. This will most likely happen when interest rates are declining.

Concentration Risk:

Because the Fund may invest more than 25% of total assets in municipal obligations relating to similar types of projects (such as those relating to education, healthcare, housing, transportation or utilities) or with other similar economic, business, or political characteristics, the Fund may be more sensitive to adverse economic, business or political developments.

Credit Risk:

Credit risk refers to the likelihood that an issuer, guarantor, or the counterparty to a derivative contract or repurchase agreement, will default on interest or principal payments.

Derivatives Risk:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset or index. Risks are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks include liquidity risk, interest rate risk, market risk, credit risk, risk of mis-pricing or improper valuation and the risk of miscorrelation. The Fund could lose more than the principal amount invested.

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. Rising interest rates tend to cause the price of debt securities (especially those with longer maturities) and the Fund's share price to fall.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Liquidity Risk:

Liquidity risk exists when a particular instrument is difficult to purchase or sell. Size of a transaction or illiquid markets may be factors.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund's investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company's or issuer's individual situation.

Maturity Risk:

Interest rate risk, as discussed above, will generally affect the price of a fixed income security more if the security has a longer maturity.

Municipal Issuer Risk:

The Fund invests principally in municipal securities. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a default or bankruptcy. If a security's structure fails to function as intended, the security could become taxable or decline in value. Additionally, issuers of municipal obligations may not be able to make timely payments because of general economic downturns or increased governmental costs.

Shareholder Concentration Risk:

Asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund's shareholders may adversely impact remaining Fund shareholders.

State-Specific Risk:

From time to time the Fund may have a significant position in municipal securities whose issuers are located in a particular state. Under these circumstances, changes in the economic conditions in that state are likely to affect the Fund's investments and performance.

Taxation Risk:

The Internal Revenue Service (IRS) has announced that holders of tax-exempt bonds such as the Fund have certain risks if the bonds were issued in connection with abusive transactions, refinancing irregularities, or the misuse of proceeds from the bond offering. While the Fund endeavors to purchase only bona fide tax-exempt bonds, there is a risk that a bond may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders. In this case, the Fund might be required to send to you and file with the IRS information returns for prior calendar years reclassifying some of its exempt-interest dividends as taxable dividends.

Risk, Lose Money	rr_RiskLoseMoney	A shareholder may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading

FUND PERFORMANCE

Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance information is not provided because the Fund does not have a complete calendar year of performance as of the date of this Prospectus.
Performance One Year or Less	rr_PerformanceOneYearOrLess	Performance information is not provided because the Fund does not have a complete calendar year of performance as of the date of this Prospectus.
Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	1.00%
Exchange Fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	8.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.78%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.13%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	1,830
5 Years	rr_ExpenseExampleYear05	3,463
10 Years	rr_ExpenseExampleYear10	7,033
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	1.00%
Exchange Fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	451
10 Years	rr_ExpenseExampleYear10	$ 1,051

[1]	The investment adviser has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to 0.65% for Class N shares and 0.50% for Class I shares through March 1, 2016 (the “Expense Limitation Agreement”). The Expense Limitation Agreement may only be terminated during its term with approval of the Fund's Board of Trustees (the “Board”).